Other receivables (Tables)	12 Months Ended
Dec. 31, 2017
Other receivables
Schedule of other receivables

	As of December 31,
Current other receivables	2017	2016
Prepaid expenses	554	620
Deposit in auction’s warrant to CONATEL (Note 2.i)	278	-
Expenditure reimbursement	134	126
Tax credits	218	46
Restricted funds	45	33
Receivables for return of handsets under warranty	15	29
PP&E disposal receivables	20	18
Guarantee deposits	13	10
Tax on personal property – on behalf of Shareholders	-	8
NDF (Note 20) (*)	66	2
Other	171	140

Subtotal	1,514	1,032
Allowance for doubtful accounts	(23)	(21)

	1,491	1,011

(*) Includes 60 of Financial NDF as of December 31, 2017.

Non-current other receivables
Prepaid expenses	266	258
Credit on SC Resolution No. 41/07 and IDC (Note 2.m and n)	56	57
Restricted funds	53	33
Regulatory receivables (Paraguay)	39	27
Tax on personal property – on behalf of Shareholders	18	18
Tax credits	15	11
Guarantee deposits	21	12
Credit of indemnity for Tuves Paraguay acquisition	29	-
Financial NDF (Note 20)	2	-
Other	1	19

Subtotal	500	435
Allowance for regulatory matters (Note 2.m and n)	(56)	(57)
Allowance for tax on personal property	(18)	(18)
Allowance for tax on other credits (i)	(7)	-

	419	360

Total other receivables	1,910	1,371

(i)	6 allocated to Taxes with the Regulatory Authority and 1 to Currency translation adjustments.

Schedule of movements in the allowances

	Years ended December 31,
Current allowance for doubtful accounts	2017	2016
At the beginning of the year	(21)	(25)
Additions	(2)	-
Uses	-	4

At the end of the year	(23)	(21)

	Years ended December 31,
	2017	2016
Non-current allowance for regulatory matters
At the beginning of the year	(57)	(84)
Compensation of Telecom Argentina’s regulatory liabilities	1	27

At the end of the year	(56)	(57)

	Years ended December 31,
Non-current allowance for tax on personal property	2017	2016
At the beginning of the year	(18)	(18)
Additions	-	-

At the end of the year	(18)	(18)